Schedule of Investments(a)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–53.24%
Advertising–0.16%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$4,270,000	$5,012,800
Lamar Media Corp., 3.75%, 02/15/2028	4,775,000	4,785,290
		9,798,090
Aerospace & Defense–0.31%
Boeing Co. (The),
2.75%, 02/01/2026(b)	3,971,000	4,081,592
2.20%, 02/04/2026	6,133,000	6,123,671
5.15%, 05/01/2030	7,009,000	8,140,960
Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(c)	220,000	238,686
		18,584,909
Agricultural Products–0.18%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	10,332,000	10,444,555
Airlines–0.91%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	424,200	424,332
Series 2021-1, Class B, 3.95%, 07/11/2030	6,191,000	6,271,504
Series 2021-1, Class A, 2.88%, 07/11/2034	8,271,000	8,056,428
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	2,445,929	2,431,463
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	3,683,000	3,742,858
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,207,000	1,227,326
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	629,000	728,228
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	5,077,564	5,325,497
4.75%, 10/20/2028(c)	10,246,050	11,238,010
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	7,640,111	8,359,451
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,370,314	3,569,289
United Airlines, Inc.,
4.38%, 04/15/2026(c)	1,250,000	1,257,406
4.63%, 04/15/2029(c)	1,959,000	1,952,143
		54,583,935
Apparel Retail–0.03%
Gap, Inc. (The), 3.88%, 10/01/2031(c)	1,870,000	1,792,526
	Principal Amount	Value
Application Software–0.28%
salesforce.com, inc.,
2.90%, 07/15/2051	$10,123,000	$10,487,621
3.05%, 07/15/2061	6,144,000	6,492,216
		16,979,837
Asset Management & Custody Banks–0.71%
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)(c)	573,000	581,035
Ares Capital Corp.,
2.88%, 06/15/2028	7,909,000	7,887,137
3.20%, 11/15/2031	900,000	882,167
Bank of New York Mellon Corp. (The), Series I, 3.75%(b)(d)(e)	17,840,000	17,527,800
CI Financial Corp. (Canada), 3.20%, 12/17/2030	5,111,000	5,264,854
FS KKR Capital Corp., 1.65%, 10/12/2024	7,510,000	7,389,972
Hercules Capital, Inc., 2.63%, 09/16/2026	825,000	814,400
Owl Rock Capital Corp., 2.63%, 01/15/2027	1,958,000	1,919,260
		42,266,625
Auto Parts & Equipment–0.35%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)(c)	11,552,000	11,761,207
5.38%, 03/01/2029(b)(c)	2,200,000	2,254,626
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	7,165,000	6,815,097
		20,830,930
Automobile Manufacturers–0.81%
Ford Motor Co.,
4.35%, 12/08/2026	450,000	478,058
3.25%, 02/12/2032	8,108,000	8,121,297
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	4,876,000	4,900,332
3.09%, 01/09/2023	5,130,000	5,201,153
2.70%, 08/10/2026	4,046,000	4,021,724
Hyundai Capital America,
5.75%, 04/06/2023(c)	4,214,000	4,474,917
4.30%, 02/01/2024(c)	1,977,000	2,101,084
2.00%, 06/15/2028(c)	7,722,000	7,485,307
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	7,747,000	7,526,123
Stellantis Finance US, Inc., 1.71%, 01/29/2027(c)	2,012,000	1,975,136
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(c)	2,335,000	2,271,395
		48,556,526
Automotive Retail–0.22%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)(c)	2,811,000	2,833,151

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Automotive Retail–(continued)
Sonic Automotive, Inc.,
4.63%, 11/15/2029(c)	$2,767,000	$2,729,203
4.88%, 11/15/2031(b)(c)	7,561,000	7,421,008
		12,983,362
Building Products–0.19%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,063,000	2,955,532
Masco Corp.,
1.50%, 02/15/2028	3,297,000	3,177,295
2.00%, 02/15/2031	2,180,000	2,096,441
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(c)	3,407,000	3,312,961
		11,542,229
Cable & Satellite–1.02%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)(c)	3,596,000	3,549,018
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	4,827,000	4,737,440
3.50%, 03/01/2042	7,934,000	7,693,336
3.90%, 06/01/2052	5,649,000	5,720,823
3.85%, 04/01/2061	5,545,000	5,311,540
4.40%, 12/01/2061	2,544,000	2,657,464
Comcast Corp.,
1.95%, 01/15/2031(b)	1,200,000	1,173,980
2.80%, 01/15/2051	187,000	180,963
Cox Communications, Inc.,
1.80%, 10/01/2030(c)	162,000	154,113
2.60%, 06/15/2031(c)	4,885,000	4,895,144
2.95%, 10/01/2050(c)	2,017,000	1,935,743
3.60%, 06/15/2051(b)(c)	11,310,000	12,154,659
DISH DBS Corp., 5.88%, 11/15/2024	290,000	293,837
Sirius XM Radio, Inc., 3.88%, 09/01/2031(c)	11,058,000	10,496,033
VTR Comunicaciones S.p.A. (Chile), 4.38%, 04/15/2029(c)	200,000	199,480
		61,153,573
Casinos & Gaming–0.09%
DraftKings, Inc., Conv., 0.00%, 03/15/2028(c)(f)	6,690,000	5,216,459
Gohl Capital Ltd. (Malaysia), 4.25%, 01/24/2027(c)	200,000	207,650
		5,424,109
Commodity Chemicals–0.03%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(c)	200,000	198,016
Axalta Coating Systems LLC, 3.38%, 02/15/2029(c)	1,912,000	1,819,077
		2,017,093
	Principal Amount	Value
Computer & Electronics Retail–0.20%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	$1,893,000	$2,205,052
8.35%, 07/15/2046	3,103,000	5,186,629
Leidos, Inc., 2.30%, 02/15/2031	4,837,000	4,693,825
		12,085,506
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(c)(f)	145,751	108,540
Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(c)	400,000	411,970
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(c)(f)	240,000	177,479
		697,989
Consumer Finance–0.51%
Ally Financial, Inc.,
2.20%, 11/02/2028(b)	5,045,000	5,003,899
Series C, 4.70%(d)(e)	9,048,000	9,115,860
OneMain Finance Corp., 3.88%, 09/15/2028	7,109,000	6,868,609
Synchrony Financial,
4.50%, 07/23/2025	670,000	727,769
2.88%, 10/28/2031	8,665,000	8,587,281
		30,303,418
Copper–0.13%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027(b)	7,193,000	7,489,136
5.40%, 11/14/2034(b)	385,000	458,976
		7,948,112
Data Processing & Outsourced Services–0.50%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(c)	7,355,000	7,241,255
Fidelity National Information Services, Inc.,
2.25%, 03/01/2031(b)	1,175,000	1,149,990
3.10%, 03/01/2041	1,975,000	1,976,650
Mastercard, Inc., 2.00%, 11/18/2031	7,425,000	7,434,098
PayPal Holdings, Inc.,
2.65%, 10/01/2026(b)	2,601,000	2,734,457
2.85%, 10/01/2029	1,801,000	1,897,110
Square, Inc., 3.50%, 06/01/2031(b)(c)	7,200,000	7,312,500
		29,746,060
Department Stores–0.00%
Falabella S.A. (Chile), 3.75%, 10/30/2027(c)	200,000	208,726
Distillers & Vintners–0.00%
Constellation Brands, Inc., 2.88%, 05/01/2030	92,000	94,455
Diversified Banks–7.36%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	20,285,000	21,906,786
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(c)	$3,237,000	$3,252,945
3.80%, 05/17/2031(c)	4,227,000	4,296,872
ASB Bank Ltd. (New Zealand), 2.38%, 10/22/2031(c)	7,716,000	7,715,194
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(c)(d)	2,767,000	2,671,142
6.75%(c)(d)(e)	2,300,000	2,600,921
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(c)	400,000	410,394
Banco de Credito e Inversiones S.A. (Chile), 2.88%, 10/14/2031(c)	220,000	218,567
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	6,671,000	6,481,544
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(c)(d)	200,000	199,613
Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(c)(d)(e)	5,077,000	4,981,908
6.63%(c)(d)(e)	5,067,000	4,980,354
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(c)	215,000	200,825
Banco Santander S.A. (Spain),
1.72%, 09/14/2027(d)	6,000,000	5,891,335
2.75%, 12/03/2030	3,000,000	2,937,848
Bank of America Corp.,
2.69%, 04/22/2032(d)	8,833,000	8,949,757
2.30%, 07/21/2032(d)	4,950,000	4,860,613
2.57%, 10/20/2032(d)	6,466,000	6,498,307
2.48%, 09/21/2036(d)	8,621,000	8,330,989
2.68%, 06/19/2041(d)	12,045,000	11,707,122
Barclays PLC (United Kingdom),
2.28%, 11/24/2027(d)	5,275,000	5,284,494
4.84%, 05/09/2028	600,000	661,998
2.89%, 11/24/2032(d)	5,275,000	5,299,923
3.33%, 11/24/2042(d)	5,446,000	5,515,795
BNP Paribas S.A. (France),
2.16%, 09/15/2029(c)(d)	3,682,000	3,619,730
4.38%, 03/01/2033(c)(d)	600,000	654,113
BPCE S.A. (France),
2.05%, 10/19/2027(b)(c)(d)	6,918,000	6,868,939
2.28%, 01/20/2032(b)(c)(d)	3,688,000	3,546,155
Citigroup, Inc.,
5.50%, 09/13/2025	2,122,000	2,402,974
3.11%, 04/08/2026(d)	3,345,000	3,508,629
4.45%, 09/29/2027	3,455,000	3,845,519
4.41%, 03/31/2031(d)	2,811,000	3,208,270
2.57%, 06/03/2031(d)	651,000	655,086
2.56%, 05/01/2032(d)	5,739,000	5,767,664
2.52%, 11/03/2032(b)(d)	4,312,000	4,312,820
2.90%, 11/03/2042(d)	6,524,000	6,498,325
3.88%(d)(e)	16,084,000	15,963,370
Series A, 5.95%(d)(e)	2,199,000	2,253,821
Series Y, 4.15%(d)(e)	8,404,000	8,293,697
Citizens Bank N.A., 2.25%, 04/28/2025	2,314,000	2,378,616
Principal Amount		Value
Diversified Banks–(continued)
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(c)	$4,053,000	$4,011,028
3.31%, 03/11/2041(c)	2,514,000	2,590,199
Credit Agricole S.A. (France), 7.88%(b)(c)(d)(e)	3,744,000	4,088,002
Credit Bank of Moscow Via CBOM Finance PLC (Russia),
3.88%, 09/21/2026(c)	200,000	190,635
7.50%, 10/05/2027(c)(d)	400,000	400,258
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(c)(d)	4,831,000	4,732,166
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(c)	300,000	308,173
DIB Sukuk Ltd. (United Arab Emirates), 3.66%, 02/14/2022(c)	200,000	201,189
Export-Import Bank of India (India), 3.38%, 08/05/2026(c)	200,000	211,435
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(c)	4,063,000	4,141,118
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(d)	1,773,000	1,765,614
4.38%, 11/23/2026	570,000	623,788
2.25%, 11/22/2027(d)	9,024,000	9,050,178
2.36%, 08/18/2031(d)	288,000	281,962
2.87%, 11/22/2032(d)	12,169,000	12,193,442
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(c)	500,000	507,203
ING Groep N.V. (Netherlands),
3.88%(d)(e)	508,000	477,266
6.88%(c)(d)(e)	3,988,000	4,063,700
Series NC10, 4.25%(d)(e)	7,392,000	6,896,736
JPMorgan Chase & Co.,
1.01% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	8,637,000	8,712,840
2.08%, 04/22/2026(d)	4,373,000	4,449,403
3.63%, 12/01/2027	1,837,000	1,972,355
3.78%, 02/01/2028(d)	650,000	704,907
2.96%, 05/13/2031(d)	300,000	310,057
2.58%, 04/22/2032(d)	6,232,000	6,288,259
3.11%, 04/22/2041(d)	2,719,000	2,833,824
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	6,766,000	5,943,626
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	552,289
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.49%, 10/13/2032(d)	3,423,000	3,437,906
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(d)	5,789,000	5,673,965
2.56%, 09/13/2031	5,599,000	5,521,781
2.17%, 05/22/2032(d)	6,861,000	6,728,774
Multibank, Inc. (Panama), 4.38%, 11/09/2022(c)	200,000	203,233
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(c)	$632,000	$607,533
2.99%, 05/21/2031(c)	3,408,000	3,431,142
Nordea Bank Abp (Finland), 3.75%(c)(d)(e)	2,199,000	2,062,772
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	7,547,000	7,594,303
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(c)(d)	200,000	206,497
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(c)(d)	6,631,000	6,478,925
3.27%, 02/18/2036(c)(d)	5,014,000	4,953,842
4.30%(c)(d)(e)	11,496,000	10,884,988
7.75%(c)(d)(e)	10,362,000	10,936,987
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	2,491,000	2,486,973
3.04%, 07/16/2029	4,025,000	4,222,668
2.14%, 09/23/2030	7,887,000	7,606,435
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)(c)	8,877,000	8,776,039
TC Ziraat Bankasi A.S. (Turkey), 5.38%, 03/02/2026(c)	400,000	374,460
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(c)	7,818,000	7,282,467
U.S. Bancorp,
1.38%, 07/22/2030(b)	2,706,000	2,556,626
2.49%, 11/03/2036(d)	13,453,000	13,385,137
3.70%(d)(e)	9,160,000	8,965,350
UniCredit S.p.A. (Italy),
1.98%, 06/03/2027(c)(d)	5,089,000	4,969,594
3.13%, 06/03/2032(c)(d)	4,068,000	4,032,421
Wells Fargo & Co.,
3.07%, 04/30/2041(d)	1,836,000	1,890,809
5.38%, 11/02/2043	2,691,000	3,565,683
Series BB, 3.90%(d)(e)	3,889,000	3,914,765
Westpac Banking Corp. (Australia),
2.67%, 11/15/2035(d)	225,000	220,801
3.13%, 11/18/2041	8,388,000	8,303,641
		439,411,143
Diversified Capital Markets–0.84%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(c)(d)	2,435,000	2,679,786
4.50%(b)(c)(d)(e)	11,267,000	10,838,854
5.10%(b)(c)(d)(e)	3,926,000	3,896,948
5.25%(c)(d)(e)	10,127,000	10,304,222
7.13%(c)(d)(e)	8,632,000	8,827,860
7.50%(c)(d)(e)	7,857,000	8,267,528
7.50%(c)(d)(e)	305,000	329,308
UBS Group AG (Switzerland), 4.38%(b)(c)(d)(e)	5,235,000	5,130,562
		50,275,068
	Principal Amount	Value
Diversified Chemicals–0.01%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(c)	$200,000	$200,341
5.88%, 01/31/2050(c)	200,000	208,679
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(c)	200,000	210,409
4.50%, 10/10/2028(c)	200,000	226,045
		845,474
Diversified Metals & Mining–0.27%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/14/2030(c)	200,000	203,963
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	6,997,000	7,103,214
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(c)	200,000	215,159
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(c)	295,000	308,253
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	8,116,000	8,155,529
Volcan Cia Minera S.A.A. (Peru), 4.38%, 02/11/2026(c)	53,000	50,747
		16,036,865
Diversified REITs–0.53%
CubeSmart L.P.,
2.25%, 12/15/2028	2,252,000	2,262,244
2.50%, 02/15/2032	4,638,000	4,614,470
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(c)	8,353,000	9,133,504
4.87%, 01/15/2030(c)	8,347,000	8,896,066
6.39%, 01/15/2050(c)	5,965,000	6,889,456
		31,795,740
Diversified Support Services–0.05%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	2,904,396	2,899,487
Drug Retail–0.12%
CK Hutchison International 21 Ltd. (United Kingdom),
1.50%, 04/15/2026(c)	6,659,000	6,619,896
2.50%, 04/15/2031(c)	611,000	622,015
		7,241,911
Electric Utilities–1.13%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	6,913,000	6,596,212
American Electric Power Co., Inc., 3.88%, 02/15/2062(b)(d)	21,582,000	21,556,443
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(c)	200,000	199,864
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(c)	200,000	209,852
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	7,773,000	8,003,469
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Duke Energy Corp., 3.25%, 01/15/2082(d)	$5,035,000	$4,876,878
Duke Energy Progress LLC, 2.50%, 08/15/2050	4,490,000	4,212,008
Electricite de France S.A. (France), 4.88%, 09/21/2038(c)	550,000	681,408
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(c)	200,000	222,509
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(c)	6,150,000	5,939,925
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(c)	222,000	234,747
Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	200,078
Interconexion Electrica SA ESP (Colombia), 3.83%, 11/26/2033(c)	2,534,000	2,572,175
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(c)	200,000	220,500
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(c)	200,000	206,399
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(c)	200,000	209,891
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022(c)	200,000	203,898
NPC Ukrenergo (Ukraine), 6.88%, 11/09/2026(c)	200,000	189,309
PacifiCorp, 2.90%, 06/15/2052	5,918,000	5,903,451
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(c)	200,000	228,945
3.38%, 02/05/2030(c)	200,000	204,702
Southern Co. (The),
Series 21-A, 3.75%, 09/15/2051(d)	3,288,000	3,258,408
Series B, 5.50%, 03/15/2057(d)	335,000	336,595
State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(c)	200,000	217,385
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027(c)	400,000	407,822
Vistra Operations Co. LLC, 4.38%, 05/01/2029(c)	172,000	169,089
		67,261,962
Electronic Components–0.31%
Corning, Inc., 5.45%, 11/15/2079	13,288,000	18,197,803
Electronic Equipment & Instruments–0.22%
Teledyne Technologies, Inc., 2.75%, 04/01/2031(b)	2,057,000	2,102,482
	Principal Amount	Value
Electronic Equipment & Instruments–(continued)
Vontier Corp.,
1.80%, 04/01/2026(c)	$2,410,000	$2,367,837
2.40%, 04/01/2028(c)	4,803,000	4,699,639
2.95%, 04/01/2031(c)	4,151,000	4,106,999
		13,276,957
Electronic Manufacturing Services–0.07%
Jabil, Inc.,
3.95%, 01/12/2028	280,000	307,522
3.00%, 01/15/2031(b)	3,685,000	3,807,596
		4,115,118
Environmental & Facilities Services–0.12%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(c)	7,185,000	6,971,246
Fertilizers & Agricultural Chemicals–0.07%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	306,983
OCP S.A. (Morocco), 5.13%, 06/23/2051(c)	3,990,000	3,771,448
		4,078,431
Financial Exchanges & Data–0.86%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	12,555,000	11,660,582
Coinbase Global, Inc.,
3.38%, 10/01/2028(b)(c)	5,876,000	5,532,930
3.63%, 10/01/2031(c)	1,813,000	1,684,576
Intercontinental Exchange, Inc., 1.85%, 09/15/2032	414,000	393,307
Moody’s Corp.,
2.00%, 08/19/2031(b)	6,051,000	5,917,244
2.75%, 08/19/2041	6,556,000	6,475,601
3.10%, 11/29/2061	13,961,000	14,003,706
MSCI, Inc.,
3.88%, 02/15/2031(c)	1,750,000	1,803,847
3.63%, 11/01/2031(c)	1,763,000	1,796,479
S&P Global, Inc., 1.25%, 08/15/2030(b)	2,393,000	2,254,929
		51,523,201
Food Distributors–0.12%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(c)	7,185,000	7,061,310
Food Retail–0.17%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)(c)	3,313,000	3,442,972
3.63%, 05/13/2051(b)(c)	6,015,000	6,459,759
		9,902,731
Forest Products–0.00%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(c)	200,000	224,747
Gas Utilities–0.01%
Infraestructura Energetica Nova S.A.B. de C.V. (Mexico), 4.88%, 01/14/2048(c)	400,000	402,526
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(c)	$200,000	$197,064
Health Care Distributors–0.08%
McKesson Corp., 1.30%, 08/15/2026	5,093,000	4,985,027
Health Care Equipment–0.01%
Becton, Dickinson and Co., 2.82%, 05/20/2030	438,000	452,915
Teleflex, Inc., 4.63%, 11/15/2027	385,000	396,873
		849,788
Health Care Facilities–0.16%
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,831,000	9,643,576
Health Care REITs–0.17%
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	514,000	518,311
3.25%, 04/15/2033(b)	6,447,000	6,282,989
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	362,955
Welltower, Inc., 3.10%, 01/15/2030(b)	2,596,000	2,731,020
		9,895,275
Health Care Services–0.31%
CVS Health Corp.,
1.30%, 08/21/2027	2,399,000	2,309,398
2.70%, 08/21/2040	1,849,000	1,774,054
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	4,569,000	4,523,082
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	3,347,000	3,263,209
Series 2042, 2.72%, 01/01/2042	3,229,000	3,192,223
2.86%, 01/01/2052	3,690,000	3,698,270
		18,760,236
Health Care Supplies–0.94%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(c)	56,504,000	55,883,304
Homebuilding–0.26%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	5,117,000	5,396,926
3.97%, 08/06/2061	10,661,000	10,373,366
		15,770,292
Hotel & Resort REITs–0.02%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	671,344
Service Properties Trust, 4.95%, 02/15/2027(b)	565,000	540,270
		1,211,614
Hotels, Resorts & Cruise Lines–0.13%
Carnival Corp., 5.75%, 03/01/2027(b)(c)	655,000	641,589
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Expedia Group, Inc.,
4.63%, 08/01/2027(b)	$2,857,000	$3,194,262
2.95%, 03/15/2031	2,136,000	2,159,221
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	1,874,000	1,822,015
		7,817,087
Independent Power Producers & Energy Traders–0.45%
AES Corp. (The),
1.38%, 01/15/2026	2,729,000	2,652,249
2.45%, 01/15/2031	1,564,000	1,533,182
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(c)	200,000	203,142
Calpine Corp., 3.75%, 03/01/2031(b)(c)	9,306,000	8,882,204
Colbun S.A. (Chile), 3.95%, 10/11/2027(c)	200,000	212,696
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(c)	200,000	229,704
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain),
5.38%, 12/30/2030(c)	350,000	327,635
5.38%, 12/30/2030(c)	13,469,000	12,608,331
		26,649,143
Industrial Conglomerates–0.15%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	6,195,000	6,138,099
CITIC Ltd. (China), 3.13%, 02/28/2022(c)	200,000	200,899
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	2,160,000	2,613,150
		8,952,148
Industrial Machinery–0.06%
Flowserve Corp., 2.80%, 01/15/2032(b)	3,361,000	3,313,046
HTA Group Ltd. (Tanzania), 7.00%, 12/18/2025(c)	200,000	207,000
		3,520,046
Industrial REITs–0.07%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(c)	200,000	216,110
Lexington Realty Trust, 2.38%, 10/01/2031	4,339,000	4,172,582
		4,388,692
Insurance Brokers–0.06%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	3,380,000	3,646,874
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–1.33%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	$8,225,000	$8,309,427
2.94%, 06/04/2051	5,607,000	5,470,533
3.00%, 03/17/2052	4,485,000	4,408,884
Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	130,289
Gazprom PJSC Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(c)	350,000	379,932
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	3,180,000	3,236,615
Lukoil Capital DAC (Russia),
2.80%, 04/26/2027(c)	8,743,000	8,653,585
3.60%, 10/26/2031(c)	8,943,000	8,746,281
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(c)	375,000	383,736
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	300,000	318,702
5.95%, 01/28/2031(b)	400,000	376,360
6.63%, 06/15/2038	390,000	344,378
Qatar Energy (Qatar),
3.13%, 07/12/2041(c)	2,902,000	2,916,670
3.30%, 07/12/2051(c)	8,160,000	8,360,410
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(c)	4,059,000	4,001,273
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(c)	200,000	212,996
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	11,378,000	11,470,124
3.00%, 11/26/2051(b)	11,378,000	11,618,303
		79,338,498
Integrated Telecommunication Services–1.76%
AT&T, Inc.,
2.55%, 12/01/2033	700,000	677,233
3.10%, 02/01/2043	4,478,000	4,331,791
3.50%, 09/15/2053	6,565,000	6,643,394
3.55%, 09/15/2055	13,744,000	13,842,381
3.50%, 02/01/2061	2,871,000	2,837,346
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	12,735,000	12,652,859
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(c)	4,630,000	4,619,582
6.25%, 11/29/2028(c)	3,440,000	3,429,250
NBN Co. Ltd. (Australia),
1.63%, 01/08/2027(c)	11,533,000	11,360,364
2.63%, 05/05/2031(c)	10,591,000	10,718,452
2.50%, 01/08/2032(c)	5,661,000	5,654,871
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(c)	100,000	94,734
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
1.75%, 01/20/2031(b)	$3,651,000	$3,461,382
2.55%, 03/21/2031	2,930,000	2,963,639
2.36%, 03/15/2032(c)	4,328,000	4,287,437
2.65%, 11/20/2040	2,398,000	2,292,389
3.40%, 03/22/2041	2,806,000	2,986,392
2.88%, 11/20/2050	3,146,000	3,072,394
3.55%, 03/22/2051	1,537,000	1,688,408
3.00%, 11/20/2060	3,748,000	3,600,579
3.70%, 03/22/2061	3,734,000	4,133,366
		105,348,243
Interactive Home Entertainment–0.72%
Electronic Arts, Inc.,
1.85%, 02/15/2031(b)	5,954,000	5,694,829
2.95%, 02/15/2051	5,436,000	5,288,650
ROBLOX Corp., 3.88%, 05/01/2030(c)	11,915,000	11,964,686
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)(c)	13,586,000	13,505,571
3.00%, 02/15/2031(b)(c)	6,890,000	6,499,785
		42,953,521
Interactive Media & Services–0.39%
Alphabet, Inc., 2.25%, 08/15/2060	3,879,000	3,537,386
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(c)	200,000	205,405
Match Group Holdings II LLC,
4.63%, 06/01/2028(c)	2,290,000	2,327,224
5.63%, 02/15/2029(c)	6,419,000	6,881,296
3.63%, 10/01/2031(c)	4,568,000	4,313,380
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	5,754,000	6,010,513
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	198,783
		23,473,987
Internet & Direct Marketing Retail–0.21%
Amazon.com, Inc., 3.10%, 05/12/2051	4,270,000	4,621,736
Meituan (China),
2.13%, 10/28/2025(b)(c)	7,837,000	7,532,083
3.05%, 10/28/2030(c)	200,000	186,653
QVC, Inc., 5.45%, 08/15/2034	180,000	178,654
		12,519,126
Internet Services & Infrastructure–0.63%
Twilio, Inc.,
3.63%, 03/15/2029(b)	6,740,000	6,790,617
3.88%, 03/15/2031	7,073,000	7,034,417
VeriSign, Inc., 2.70%, 06/15/2031	4,100,000	4,144,136
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)(c)	19,889,000	19,485,005
		37,454,175
Investment Banking & Brokerage–2.12%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	7,025,000	6,875,413
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	$507,000	$515,214
Charles Schwab Corp. (The), Series G, 5.38%(d)(e)	578,000	626,610
Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(g)	11,173,000	11,186,857
3.50%, 04/01/2025	2,909,000	3,086,602
3.27%, 09/29/2025(d)	2,726,000	2,860,849
0.84% (SOFR + 0.79%), 12/09/2026(g)	10,872,000	10,859,689
1.09%, 12/09/2026(d)	3,794,000	3,691,126
0.86% (SOFR + 0.81%), 03/09/2027(g)	15,834,000	15,880,745
0.97% (SOFR + 0.92%), 10/21/2027(g)	4,252,000	4,279,609
1.95%, 10/21/2027(d)	6,370,000	6,358,972
1.99%, 01/27/2032(d)	3,801,000	3,641,882
2.62%, 04/22/2032(d)	566,000	567,494
2.38%, 07/21/2032(d)	4,954,000	4,864,395
2.65%, 10/21/2032(b)(d)	7,735,000	7,759,006
2.91%, 07/21/2042(d)	3,932,000	3,923,144
Series T, 3.80%(d)(e)	378,000	369,193
Series V, 4.13%(d)(e)	5,256,000	5,199,498
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	373,015
Morgan Stanley,
2.19%, 04/28/2026(d)	2,222,000	2,268,068
4.35%, 09/08/2026	850,000	941,498
3.62%, 04/01/2031(d)	2,792,000	3,050,305
2.24%, 07/21/2032(d)	8,168,000	8,010,563
2.51%, 10/20/2032(d)	4,811,000	4,830,788
2.48%, 09/16/2036(d)	6,055,000	5,863,765
3.22%, 04/22/2042(d)	1,557,000	1,643,695
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	3,876,000	3,823,233
Raymond James Financial, Inc., 3.75%, 04/01/2051	2,783,000	3,153,277
		126,504,505
IT Consulting & Other Services–0.14%
DXC Technology Co., 2.38%, 09/15/2028(b)	8,254,000	8,065,735
Life & Health Insurance–2.20%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	6,145,000	7,003,488
Athene Global Funding,
1.20%, 10/13/2023(c)	5,431,000	5,460,012
2.50%, 01/14/2025(c)	2,786,000	2,870,203
1.45%, 01/08/2026(c)	2,688,000	2,655,201
Athene Holding Ltd.,
4.13%, 01/12/2028	850,000	933,034
6.15%, 04/03/2030(b)	3,095,000	3,839,958
3.95%, 05/25/2051	1,126,000	1,273,374
Brighthouse Financial, Inc., 3.85%, 12/22/2051	12,030,000	11,807,051
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(c)	31,380,000	31,986,575
	Principal Amount	Value
Life & Health Insurance–(continued)
F&G Global Funding, 2.00%, 09/20/2028(c)	$7,943,000	$7,755,386
GA Global Funding Trust, 1.95%, 09/15/2028(c)	9,707,000	9,527,949
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	27,101,000	27,370,374
Maple Grove Funding Trust I, 4.16%, 08/15/2051(c)	9,896,000	10,512,286
MetLife, Inc., Series D, 5.88%(d)(e)	200,000	230,653
Pacific LifeCorp, 3.35%, 09/15/2050(c)	3,397,000	3,704,233
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(c)	1,651,000	1,817,551
Prudential Financial, Inc., 5.63%, 06/15/2043(b)(d)	600,000	623,637
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(c)	1,530,000	1,747,105
		131,118,070
Life Sciences Tools & Services–0.04%
Auna S.A.A. (Peru), 6.50%, 11/20/2025(c)	200,000	204,127
Illumina, Inc., 2.55%, 03/23/2031	1,975,000	1,984,333
		2,188,460
Managed Health Care–0.49%
Centene Corp., 2.50%, 03/01/2031	14,188,000	13,620,480
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	7,405,000	7,575,209
3.00%, 06/01/2051	7,725,000	8,160,642
		29,356,331
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(c)	200,000	263,291
Metal & Glass Containers–0.04%
Silgan Holdings, Inc., 1.40%, 04/01/2026(c)	2,137,000	2,080,487
Movies & Entertainment–0.00%
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	251,512
Multi-line Insurance–0.23%
Allianz SE (Germany), 3.20%(b)(c)(d)(e)	5,519,000	5,175,718
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,003,000	2,266,429
4.63%, 04/29/2030	3,599,000	4,044,585
3.38%, 03/03/2031	2,061,000	2,125,568
		13,612,300
Multi-Utilities–0.11%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(c)	200,000	236,722
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	787,000	773,027
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.,
1.38%, 10/15/2027	$3,131,000	$3,033,875
1.80%, 10/15/2030	2,350,000	2,237,278
		6,280,902
Office REITs–0.23%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	667,000	628,916
Highwoods Realty L.P., 2.60%, 02/01/2031	206,000	206,310
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	361,752
Office Properties Income Trust,
4.50%, 02/01/2025	5,632,000	5,966,176
2.65%, 06/15/2026	1,146,000	1,143,017
2.40%, 02/01/2027	5,779,000	5,626,148
		13,932,319
Oil & Gas Equipment & Services–0.13%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	7,432,000	7,450,877
Oil & Gas Exploration & Production–1.09%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025(b)	4,589,000	4,639,952
CNOOC Curtis Funding No. 1 Pty. Ltd. (China), 4.50%, 10/03/2023(c)	200,000	212,194
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	425,454
ConocoPhillips, 2.40%, 02/15/2031(c)	160,000	161,487
Continental Resources, Inc.,
2.27%, 11/15/2026(c)	3,035,000	3,002,207
2.88%, 04/01/2032(b)(c)	5,234,000	5,077,058
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(c)	8,180,000	7,971,213
2.94%, 09/30/2040(c)	12,111,000	11,981,830
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(c)	16,610,000	15,857,401
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(c)	400,000	355,264
Kosmos Energy Ltd. (Ghana), 7.13%, 04/04/2026(c)	350,000	330,652
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(c)	4,031,000	4,007,794
3.10%, 07/15/2031(c)	4,031,000	4,078,421
Murphy Oil Corp., 6.38%, 07/15/2028(b)	5,572,000	5,756,405
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(c)	200,000	208,941
3.10%, 08/27/2030(c)	200,000	204,090
Sinopec Group Overseas Development (2018) Ltd. (China),
2.50%, 08/08/2024(c)	200,000	206,974
2.95%, 08/08/2029(c)	200,000	209,594
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(c)	$200,000	$212,374
Trinidad Petroleum Holdings Ltd. (Trinidad), 9.75%, 06/15/2026(c)	100,000	108,685
		65,007,990
Oil & Gas Refining & Marketing–0.38%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(c)	233,000	253,679
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	1,801,000	1,773,004
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(c)	5,518,000	5,527,437
3.40%, 04/28/2061(c)	14,301,000	14,813,262
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(c)	200,000	199,456
		22,566,838
Oil & Gas Storage & Transportation–1.18%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(c)	200,000	220,147
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(c)	5,652,000	5,571,341
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	3,162,000	4,544,069
Enbridge, Inc. (Canada),
1.60%, 10/04/2026(b)	3,548,000	3,500,621
3.40%, 08/01/2051	3,572,000	3,668,174
Energy Transfer L.P., 4.75%, 01/15/2026	815,000	893,291
EQM Midstream Partners L.P., 4.00%, 08/01/2024	840,000	864,629
Kinder Morgan, Inc., 7.75%, 01/15/2032	3,145,000	4,442,901
MPLX L.P.,
1.75%, 03/01/2026	3,316,000	3,283,799
4.00%, 03/15/2028	560,000	609,222
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	5,371,000	7,668,159
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	3,011,000	3,180,223
ONEOK, Inc., 6.35%, 01/15/2031	4,856,000	6,110,514
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	7,673,000	7,706,569
Williams Cos., Inc. (The),
3.50%, 11/15/2030(b)	500,000	531,260
2.60%, 03/15/2031	11,975,000	11,898,716
3.50%, 10/15/2051(b)	5,657,000	5,762,732
		70,456,367
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–2.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
2.45%, 10/29/2026	$10,172,000	$10,203,432
3.00%, 10/29/2028	6,551,000	6,601,662
3.30%, 01/30/2032	7,855,000	7,920,956
3.40%, 10/29/2033	8,435,000	8,499,400
3.85%, 10/29/2041	8,698,000	8,986,519
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(c)	200,000	212,154
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(c)	912,000	936,860
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(c)	3,501,000	3,429,731
2.75%, 02/21/2028(b)(c)	4,490,000	4,404,137
Banco BTG Pactual S.A. (Brazil), 7.75%, 02/15/2029(c)(d)	300,000	313,200
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(c)	5,564,000	5,249,669
Blackstone Private Credit Fund,
1.75%, 09/15/2024(c)	1,938,000	1,915,865
2.35%, 11/22/2024(c)	7,207,000	7,211,440
2.63%, 12/15/2026(c)	14,950,000	14,540,951
3.25%, 03/15/2027(c)	8,691,000	8,695,200
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	9,558,000	9,586,272
2.13%, 02/15/2027(b)(c)	7,383,000	7,163,970
2.85%, 09/30/2028(c)	4,488,000	4,356,041
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	6,576,000	6,455,432
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(c)	300,000	298,634
Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(c)	226,000	233,458
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(c)	3,709,000	3,656,376
2.00%, 04/06/2028(c)	3,420,000	3,399,433
3.20%, 04/06/2041(c)	2,859,000	2,974,753
Mexarrend S.A.P.I. de C.V. (Mexico), 10.25%, 07/24/2024(c)	400,000	371,278
Pershing Square Holdings Ltd. (Guernsey),
3.25%, 11/15/2030(c)	11,300,000	11,424,876
3.25%, 10/01/2031(c)	13,900,000	13,967,874
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(c)(f)	142,244	137,144
SPARC EM SPC Panama Metro Line 2 S.P. (Panama), 0.00%, 12/05/2022(c)(f)	201,638	199,331
		153,346,048
Packaged Foods & Meats–0.67%
General Mills, Inc., 2.25%, 10/14/2031(b)	3,540,000	3,500,175
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(c)	5,992,000	5,945,892
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(c)	49,000	49,587
	Principal Amount	Value
Packaged Foods & Meats–(continued)
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(c)	$4,175,000	$4,064,904
2.25%, 09/24/2031(c)	3,170,000	3,098,081
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	23,970,000	22,621,688
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(c)	250,000	262,471
Ulker Biskuvi Sanayi A.S. (Turkey), 6.95%, 10/30/2025(c)	200,000	204,870
		39,747,668
Paper Packaging–0.23%
Berry Global, Inc.,
0.95%, 02/15/2024	3,417,000	3,381,720
1.65%, 01/15/2027	6,592,000	6,427,727
Sealed Air Corp., 1.57%, 10/15/2026(c)	4,130,000	4,028,914
		13,838,361
Paper Products–0.01%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	48,000	44,832
7.00%, 03/16/2047(c)	205,000	251,568
		296,400
Personal Products–0.00%
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(c)	200,000	189,380
Pharmaceuticals–0.20%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)	2,729,000	2,867,414
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	5,797,000	6,425,166
Royalty Pharma PLC,
2.20%, 09/02/2030	196,000	189,286
2.15%, 09/02/2031	2,689,000	2,561,827
		12,043,693
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(c)	200,000	210,571
Property & Casualty Insurance–0.70%
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	2,873,000	3,083,713
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	2,198,000	2,242,716
3.05%, 12/15/2061	4,986,000	5,145,423
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	3,539,000	3,510,382
3.20%, 09/17/2051	2,861,000	2,842,877
First American Financial Corp., 2.40%, 08/15/2031	5,398,000	5,259,992
Stewart Information Services Corp., 3.60%, 11/15/2031	7,627,000	7,763,875
W.R. Berkley Corp.,
4.00%, 05/12/2050	1,986,000	2,332,372
3.55%, 03/30/2052	4,051,000	4,489,335
3.15%, 09/30/2061	4,950,000	4,877,256
		41,547,941
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Railroads–0.58%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(c)	$300,000	$366,957
Canadian Pacific Railway Co. (Canada),
1.75%, 12/02/2026	8,915,000	8,925,288
2.45%, 12/02/2031	3,825,000	3,874,583
3.00%, 12/02/2041	3,389,000	3,454,436
3.10%, 12/02/2051	11,389,000	11,732,489
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	6,681,000	6,466,540
		34,820,293
Real Estate Development–0.93%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	390,000	264,225
5.50%, 04/21/2025(c)	4,142,000	2,599,105
6.05%, 10/13/2025(c)	3,169,000	1,988,548
5.50%, 05/17/2026(c)	786,000	493,215
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(c)	11,268,000	10,951,707
Country Garden Holdings Co. Ltd. (China),
5.63%, 12/15/2021(c)(i)	824,000	780,688
7.13%, 01/27/2022(c)	3,000,000	2,999,850
4.75%, 07/25/2022(c)	4,409,000	4,320,820
5.40%, 05/27/2025(c)	935,000	899,871
3.13%, 10/22/2025(c)	3,667,000	3,281,327
Essential Properties L.P., 2.95%, 07/15/2031	4,992,000	4,987,499
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	1,856,000	1,799,429
Logan Group Co. Ltd. (China),
7.50%, 08/25/2022(c)	904,000	890,440
4.25%, 07/12/2025(c)	2,055,000	1,828,950
4.50%, 01/13/2028(c)	1,750,000	1,531,250
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(c)	3,361,000	2,764,566
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	6,798,000	6,727,389
Sino-Ocean Land Treasure IV Ltd. (China),
5.25%, 04/30/2022(c)	1,567,000	1,551,606
3.25%, 05/05/2026(c)	5,205,000	4,811,540
		55,472,025
Regional Banks–1.21%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023(c)	150,000	152,760
Citizens Financial Group, Inc., Series G, 4.00%(d)(e)	7,644,000	7,548,450
Fifth Third Bancorp, 2.55%, 05/05/2027	1,884,000	1,949,569
Huntington Bancshares, Inc., 2.49%, 08/15/2036(c)(d)	4,984,000	4,801,303
KeyCorp, 2.25%, 04/06/2027	3,896,000	3,984,742
M&T Bank Corp., 3.50%(b)(d)(e)	5,248,000	5,076,128
	Principal Amount	Value
Regional Banks–(continued)
SVB Financial Group,
2.10%, 05/15/2028	$3,206,000	$3,202,197
1.80%, 02/02/2031	5,668,000	5,381,297
Series C, 4.00%(d)(e)	15,650,000	15,603,832
Series D, 4.25%(d)(e)	14,969,000	14,903,511
Series E, 4.70%(d)(e)	9,489,000	9,542,376
		72,146,165
Reinsurance–0.52%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,331,000	3,335,877
Global Atlantic Fin Co.,
4.40%, 10/15/2029(c)	8,100,000	8,858,320
3.13%, 06/15/2031(c)	3,713,000	3,728,358
4.70%, 10/15/2051(b)(c)(d)	14,465,000	14,818,906
		30,741,461
Renewable Electricity–0.13%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	6,907,000	6,960,409
Consorcio Transmantaro S.A. (Peru), 4.70%, 04/16/2034(c)	500,000	549,850
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(c)	158,480	160,347
ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(c)	200,000	198,798
		7,869,404
Residential REITs–0.52%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	4,036,000	4,003,538
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	1,347,000	1,334,364
3.38%, 07/15/2051	1,325,000	1,374,136
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	2,442,000	2,424,694
2.70%, 01/15/2034	6,856,000	6,784,381
Mid-America Apartments L.P., 2.88%, 09/15/2051	1,436,000	1,432,565
Spirit Realty L.P.,
2.10%, 03/15/2028	2,041,000	2,003,084
3.40%, 01/15/2030	4,250,000	4,455,879
2.70%, 02/15/2032	787,000	786,034
Sun Communities Operating L.P.,
2.30%, 11/01/2028	2,245,000	2,242,551
2.70%, 07/15/2031	1,603,000	1,607,500
UDR, Inc., 3.00%, 08/15/2031	2,206,000	2,301,600
		30,750,326
Restaurants–0.16%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	9,636,000	9,223,049
Retail REITs–0.66%
Agree L.P.,
2.00%, 06/15/2028	1,904,000	1,882,746
2.60%, 06/15/2033	4,102,000	4,057,420
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Retail REITs–(continued)
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	$2,657,000	$2,923,612
2.50%, 08/16/2031	3,479,000	3,392,337
Kimco Realty Corp.,
1.90%, 03/01/2028	4,117,000	4,069,696
2.25%, 12/01/2031	3,469,000	3,378,568
Kite Realty Group Trust, 4.75%, 09/15/2030	2,799,000	3,107,849
National Retail Properties, Inc., 3.50%, 04/15/2051	4,051,000	4,350,410
Realty Income Corp.,
2.20%, 06/15/2028	2,193,000	2,214,968
3.25%, 01/15/2031	2,702,000	2,908,179
Simon Property Group L.P., 1.38%, 01/15/2027(b)	7,131,000	6,987,471
		39,273,256
Semiconductor Equipment–0.02%
Lam Research Corp., 4.00%, 03/15/2029	500,000	562,723
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(c)	601,000	641,813
		1,204,536
Semiconductors–0.81%
Broadcom, Inc.,
2.45%, 02/15/2031(c)	4,234,000	4,078,319
4.30%, 11/15/2032	4,805,000	5,366,843
3.42%, 04/15/2033(c)	3,654,000	3,768,535
3.47%, 04/15/2034(c)	6,839,000	7,053,402
3.19%, 11/15/2036(c)	561,000	552,960
Marvell Technology, Inc., 2.95%, 04/15/2031	8,254,000	8,443,985
Micron Technology, Inc.,
4.98%, 02/06/2026	1,857,000	2,077,417
4.19%, 02/15/2027	5,999,000	6,575,714
2.70%, 04/15/2032	4,252,000	4,276,279
3.37%, 11/01/2041	2,887,000	2,912,622
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	1,050,000	1,049,803
3.00%, 06/01/2031	2,405,000	2,441,689
		48,597,568
Soft Drinks–0.05%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(c)	2,572,000	2,532,736
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032(b)	475,000	450,582
		2,983,318
Sovereign Debt–2.76%
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(c)	427,000	379,287
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(c)	200,000	220,723
Principal Amount		Value
Sovereign Debt–(continued)
Brazilian Government International Bond (Brazil),
3.75%, 09/12/2031	$13,512,000	$12,400,638
4.75%, 01/14/2050	10,706,000	9,206,518
China Government International Bond (China), 2.50%, 10/26/2051(c)	12,998,000	13,386,630
Colombia Government International Bond (Colombia), 3.25%, 04/22/2032	200,000	179,010
Dominican Republic International Bond (Dominican Republic),
5.30%, 01/21/2041(c)	5,470,000	5,256,725
6.40%, 06/05/2049(c)	250,000	255,628
Ecuador Social Bond S.a.r.l. (Ecuador), 0.00%, 01/30/2035(c)(f)	163,597	130,468
Egypt Government International Bond (Egypt),
6.20%, 03/01/2024(c)	200,000	205,124
5.25%, 10/06/2025(c)	14,292,000	13,953,494
3.88%, 02/16/2026(c)	8,651,000	7,841,197
5.88%, 02/16/2031(b)(c)	6,444,000	5,470,505
7.50%, 02/16/2061(c)	7,382,000	5,730,868
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	4,937,000	4,023,655
Guatemala Government Bond (Guatemala),
3.70%, 10/07/2033(c)	6,736,000	6,577,704
4.65%, 10/07/2041(c)	3,315,000	3,281,850
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	231,756
3.20%, 09/23/2061	13,381,000	12,542,584
Jamaica Government International Bond (Jamaica), 7.88%, 07/28/2045	200,000	275,100
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(c)	200,000	216,968
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	223,061
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(c)	3,800,000	3,335,108
Oman Government International Bond (Oman),
6.00%, 08/01/2029(c)	200,000	208,614
6.25%, 01/25/2031(c)	3,290,000	3,454,434
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	205,018
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	7,104,000	7,130,214
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(c)	200,000	229,283
4.00%, 03/14/2029(c)	329,000	369,838
Republic of Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(c)	200,000	213,128
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	$300,000	$302,650
5.75%, 09/30/2049	200,000	185,672
Russian Foreign Bond - Eurobond (Russia), 5.25%, 06/23/2047(c)	200,000	253,377
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(c)	415,000	475,497
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 06/26/2030(c)	200,000	202,750
Turkey Government International Bond (Turkey),
5.60%, 11/14/2024	9,968,000	9,830,641
4.75%, 01/26/2026	9,770,000	9,175,075
UAE International Government Bond (United Arab Emirates),
2.00%, 10/19/2031(c)	4,598,000	4,562,655
2.88%, 10/19/2041(c)	6,736,000	6,735,293
3.25%, 10/19/2061(c)	8,477,000	8,797,982
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	7,487,000	7,234,598
		164,891,320
Specialized Finance–0.10%
Cliffton Ltd. (India), 6.25%, 10/25/2025(c)	400,000	394,520
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(c)	5,338,000	5,684,677
		6,079,197
Specialized REITs–0.88%
American Tower Corp.,
2.70%, 04/15/2031	8,162,000	8,210,437
3.10%, 06/15/2050	4,238,000	4,109,967
2.95%, 01/15/2051	4,812,000	4,535,002
Crown Castle International Corp.,
3.80%, 02/15/2028	205,000	223,251
2.50%, 07/15/2031	8,159,000	8,065,761
Equinix, Inc., 3.20%, 11/18/2029	850,000	890,883
Extra Space Storage L.P.,
2.55%, 06/01/2031	3,304,000	3,286,773
2.35%, 03/15/2032	3,880,000	3,774,236
Life Storage L.P., 2.40%, 10/15/2031	6,663,000	6,547,916
Public Storage, 2.25%, 11/09/2031	1,726,000	1,720,714
SBA Communications Corp., 3.13%, 02/01/2029(c)	11,691,000	11,121,356
		52,486,296
Specialty Chemicals–0.68%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	7,775,000	7,946,050
7.45%, 11/15/2029(c)	400,000	408,800
6.99%, 02/20/2032(b)(c)	8,453,000	8,298,564
	Principal Amount	Value
Specialty Chemicals–(continued)
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	$9,881,000	$9,752,646
6.50%, 09/27/2028	300,000	321,315
5.50%, 03/18/2031	14,272,000	14,019,100
		40,746,475
Specialty Stores–0.01%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)	600,000	539,160
Steel–0.01%
Metinvest B.V. (Ukraine), 7.75%, 10/17/2029(c)	200,000	188,639
POSCO (South Korea), 4.00%, 08/01/2023(c)	228,000	238,968
Steel Dynamics, Inc., 3.25%, 01/15/2031	104,000	109,533
		537,140
Systems Software–0.29%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	3,911,000	3,776,657
Oracle Corp.,
3.60%, 04/01/2050	5,368,000	5,441,292
3.85%, 04/01/2060	4,002,000	4,164,956
VMware, Inc., 2.20%, 08/15/2031(b)	4,158,000	4,052,374
		17,435,279
Technology Hardware, Storage & Peripherals–0.25%
Apple, Inc.,
2.65%, 05/11/2050	3,816,000	3,781,561
2.80%, 02/08/2061	11,009,000	11,031,074
		14,812,635
Thrifts & Mortgage Finance–0.23%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(c)(d)	335,000	359,119
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026(c)	6,031,000	5,888,729
4.00%, 10/15/2033(c)	7,483,000	7,346,286
		13,594,134
Tobacco–0.33%
Altria Group, Inc.,
2.45%, 02/04/2032	4,420,000	4,164,572
3.70%, 02/04/2051	8,639,000	8,173,258
4.00%, 02/04/2061	7,168,000	6,906,765
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031(b)	357,000	345,772
		19,590,367
Trading Companies & Distributors–0.21%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)(d)	11,156,000	11,973,902
Air Lease Corp., 3.63%, 12/01/2027(b)	340,000	358,501
		12,332,403
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Trucking–0.74%
Aviation Capital Group LLC, 4.13%, 08/01/2025(c)	$2,009,000	$2,142,016
SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(c)	2,856,000	2,991,121
1.90%, 10/15/2026(c)	4,633,000	4,617,566
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)(c)	8,373,000	8,309,237
3.15%, 06/15/2031(b)(c)	13,214,000	13,305,580
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	13,153,000	13,046,132
		44,411,652
Wireless Telecommunication Services–1.59%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(c)	200,000	220,726
Bharti Airtel Ltd. (India),
4.38%, 06/10/2025(c)	200,000	213,689
3.25%, 06/03/2031(c)	200,000	204,784
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(c)	200,000	205,356
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(c)	325,000	309,865
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(c)	15,116,500	15,785,708
5.15%, 03/20/2028(c)	18,712,000	21,007,831
T-Mobile USA, Inc.,
2.25%, 02/15/2026(c)	6,997,000	6,921,747
2.63%, 04/15/2026	6,409,000	6,421,017
3.40%, 10/15/2052(c)	10,181,000	10,112,898
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	8,715,000	8,530,765
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	2,293,000	2,249,691
4.13%, 06/04/2081(d)	6,924,000	6,844,339
5.13%, 06/04/2081(d)	7,937,000	8,053,237
Xiaomi Best Time International Ltd. (China), 2.88%, 07/14/2031(c)	8,110,000	8,011,354
		95,093,007
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,171,221,652)		3,178,808,513

Asset-Backed Securities–22.71%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(j)	559,123	578,675
Series 2005-1, Class 4A1, 2.79%, 05/25/2035(j)	620,238	624,207
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	13,340,000	13,075,013
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(j)	$2,335,719	$2,344,908
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(j)	7,759,119	7,805,955
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(j)	4,783,888	4,747,288
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(j)	10,160,000	10,199,005
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(j)	1,365,208	1,373,025
Series 2019-2, Class A1, 3.63%, 03/25/2049(c)(j)	3,542,085	3,565,536
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(j)	5,168,707	5,187,601
Avery Point VI CLO Ltd., Series 2015-6A, Class AR2, 1.04% (3 mo. USD LIBOR + 0.90%), 08/05/2027(c)(g)	17,740,994	17,745,394
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.30% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(g)	21,505,000	21,522,763
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(j)	4,394,000	4,695,238
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(j)	12,653,372	13,019,269
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(j)	12,652,395	12,695,145
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(j)	12,551,861	12,713,769
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(j)	13,227,120	13,549,531
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(j)	16,139,611	16,299,115
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.43%, 08/25/2033(j)	41,737	43,297
Series 2004-10, Class 21A1, 3.09%, 01/25/2035(j)	315,023	332,058
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	193,469	196,630
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 2.39%, 11/25/2034(j)	576,941	580,119
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.71%, 04/10/2051(j)	6,921,000	7,526,162
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	17,551,013
Series 2019-B14, Class C, 3.90%, 12/15/2062(j)	14,875,350	15,587,140
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	13,108,688
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(j)	7,335,130	7,316,091
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 0.95% (1 mo. USD LIBOR + 0.85%), 11/15/2026(c)(g)	$6,655,000	$6,648,893
Series 2021-VOLT, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(g)	5,345,000	5,307,695
Series 2021-VOLT, Class D, 1.74% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(g)	12,367,000	12,319,835
Series 2021-XL2, Class B, 1.09% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(g)	4,700,000	4,685,001
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.36%, 12/15/2047(c)(j)	129,071	128,994
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(c)	1,647,256	1,684,786
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(j)	6,729,258	6,856,328
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.74%, 04/25/2045(c)(j)	1,642,708	1,661,171
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(c)(j)	5,610,913	5,702,647
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(c)(j)	2,783,020	2,810,467
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.32% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(g)	4,417,000	4,418,511
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(c)	1,300,000	1,317,751
Series 2013-GC11, Class D, 4.56%, 04/10/2023(c)(j)	752,554	766,505
Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	2,816,000	2,981,534
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,289,920
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 1.85%, 08/25/2034(j)	153,941	150,988
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(c)(j)	3,487,424	3,510,183
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(j)	12,857,366	12,985,579
COLT 2021-5 Mortgage Loan Trust, Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(j)	6,765,000	6,790,382
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(c)(j)	3,359,367	3,362,082
Series 2020-1, Class A2, 2.69%, 02/25/2050(c)(j)	1,749,879	1,751,044
Series 2020-1R, Class A1, 1.26%, 09/25/2065(c)(j)	2,998,986	3,006,958
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(j)	2,682,951	2,692,350
Principal Amount		Value

COMM Mortgage Trust, Series 2015-CR25, Class B, 4.68%, 08/10/2048(j)	$5,267,000	$5,656,395
Commercial Mortgage Trust, Series 2013-SFS, Class A1, 1.87%, 04/12/2035(c)	136,915	137,292
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	204,878	143,890
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(k)	5,453,264	5,467,850
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(j)	3,262,147	3,254,452
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(j)	4,314,977	4,294,591
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	23,018,134
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 2.76%, 06/25/2034(j)	663,467	691,802
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(c)	9,980,275	10,767,079
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(c)	10,542,337	10,956,121
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.07%, 06/27/2037(c)(j)	4,387,981	4,421,934
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	19,023,165	20,214,445
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 0.00% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(g)	3,239,313	3,240,926
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	5,276,230	5,319,309
Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	10,579,000	10,830,801
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(j)	4,959,882	5,010,144
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(j)	1,468,145	1,475,561
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(j)	1,799,625	1,788,956
Extended Stay America Trust, Series 2021-ESH, Class B, 1.47% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(g)	5,118,372	5,124,387
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 09/25/2035	43,552	44,199
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(j)	20,825,671	21,181,713
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(j)	4,545,120	4,634,636
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(c)(j)	$292,941	$296,290
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(j)	2,769,594	2,795,914
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(k)	2,287,096	2,294,891
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.93%, 04/19/2036(j)	430,860	376,622
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.20% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(g)	5,015,000	5,011,224
Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 0.00% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(g)	14,276,000	14,279,298
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 1.20% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(g)	6,576,000	6,576,487
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 1.32% (3 mo. USD LIBOR + 1.19%), 07/20/2029(c)(g)	19,827,521	19,780,035
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 1.21% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(g)	15,988,000	15,984,882
GS Mortgage Securities Trust,
Series 2013-G1, Class A1, 2.06%, 04/10/2031(c)	196,792	197,641
Series 2013-GC14, Class B, 4.90%, 08/10/2046(c)(j)	4,973,000	5,202,939
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	8,814,393
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	8,928,062
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(j)	10,907,989	11,108,506
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.78%, 09/25/2035(j)	135,993	136,292
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 0.99% (1 mo. USD LIBOR + 0.90%), 06/20/2035(g)	16,670	16,561
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	3,927,000	3,924,901
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	2,100,000	2,093,964
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	2,917,000	2,899,158
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	1,289,000	1,284,479
Principal Amount		Value

ICG US CLO Ltd., Series 2016-1A, Class A1RR, 1.38% (3 mo. USD LIBOR + 1.25%), 04/29/2034(c)(g)	$11,399,000	$11,409,510
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1.04% (1 mo. USD LIBOR + 0.95%), 01/15/2033(c)(g)	15,995,000	16,001,600
Series 2018-STAY, Class B, 1.39% (1 mo. USD LIBOR + 1.30%), 01/15/2033(c)(g)	8,640,000	8,644,054
Invitation Homes Trust, Series 2018-SFR1, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 03/17/2037(c)(g)	27,276,253	27,310,316
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(c)	8,974,500	9,529,557
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(c)(j)	5,000,000	5,072,441
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 1.81%, 06/25/2035(j)	264,635	280,528
Series 2005-A3, Class 6A5, 2.72%, 06/25/2035(j)	290,028	298,091
Series 2005-A5, Class 1A2, 2.38%, 08/25/2035(j)	113,196	117,146
Series 2007-A4, Class 3A1, 2.79%, 06/25/2037(j)	467,377	385,829
Series 20153, Class B2, 3.59%, 05/25/2045(c)(j)	5,749,006	5,828,183
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 5.05%, 01/15/2047(j)	12,750,000	13,117,316
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,060,046	1,129,586
Series 2016-C1, Class B, 4.80%, 03/15/2049(j)	5,083,000	5,533,832
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	6,221,419
KKR CLO 30 Ltd., Series 30A, Class A1R, 2.27% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(g)	11,305,000	11,303,361
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	129,579	121,539
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(g)	6,795,000	6,789,692
Series 2021-BMR, Class B, 0.97% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(g)	11,025,000	10,961,873
Series 2021-BMR, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), 03/15/2038(c)(g)	4,625,000	4,593,561
MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(c)(j)	11,633,000	11,825,142
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Med Trust,
Series 2021-MDLN, Class A, 1.05% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(g)	$7,975,000	$7,995,277
Series 2021-MDLN, Class B, 1.55% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(g)	12,879,000	12,872,425
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(j)	8,369,867	8,507,248
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(j)	8,140,935	8,315,299
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.15%, 11/25/2035(j)	582,068	588,140
Series 2005-A5, Class A9, 3.00%, 06/25/2035(j)	542,420	555,059
MFA 2021-INV2 Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2051(c)(j)	10,784,824	10,739,867
MFRA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(j)	8,760,315	8,817,888
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(j)	11,241,186	11,418,260
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 07/15/2038(c)(g)	5,810,000	5,794,363
Series 2021-STOR, Class B, 0.99% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(g)	4,355,000	4,344,028
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.68%, 10/15/2048(j)	15,769,000	17,044,766
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.44%, 09/09/2032(c)(j)	3,350,000	3,433,116
Series 2017-CLS, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 11/15/2034(c)(g)	18,372,000	18,342,838
Series 2017-CLS, Class B, 0.94% (1 mo. USD LIBOR + 0.85%), 11/15/2034(c)(g)	9,024,000	9,010,189
Series 2017-CLS, Class C, 1.09% (1 mo. USD LIBOR + 1.00%), 11/15/2034(c)(g)	6,124,000	6,114,900
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	19,632,134
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	11,856,752
Motel Trust,
Series 2021-MTL6, Class A, 0.99% (1 mo. USD LIBOR + 0.90%), 09/15/2038(c)(g)	3,675,000	3,674,991
Series 2021-MTL6, Class B, 1.29% (1 mo. USD LIBOR + 1.20%), 09/15/2038(c)(g)	1,475,000	1,475,120
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	6,211,437	6,305,280
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	4,659,949	4,745,266
Principal Amount		Value

Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.92%, 11/15/2032(c)(j)	$6,250,000	$6,257,443
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.14% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(g)	10,478,000	10,481,322
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(j)	3,137,820	3,159,526
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(j)	5,446,640	5,476,517
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(j)	10,055,106	10,236,513
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 1.25% (3 mo. USD LIBOR + 1.12%), 07/20/2029(c)(g)	17,619,000	17,631,333
Series 2017-13A, Class A1AR, 1.08% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(g)	9,611,000	9,625,205
Series 2020-8RA, Class A1, 1.34% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(g)	17,937,000	17,941,430
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.18% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(g)	16,000,000	15,987,024
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.34% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(g)	16,476,000	16,478,307
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.39% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(g)	10,543,683	10,555,850
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	21,801,000	22,353,167
Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(j)	1,222,569	1,238,637
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(j)	13,795,000	13,826,313
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 1.21% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(g)	9,626,000	9,625,403
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	14,115,000	14,061,438
Series 2021-SFR10, Class A, 2.39%, 12/17/2038(c)	7,245,000	7,255,925
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 0.63% (1 mo. USD LIBOR + 0.54%), 08/25/2031(g)	126,583	116,957
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.20% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(g)	$11,823,244	$11,827,560
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(j)	1,750,796	1,756,791
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(j)	2,412,923	2,428,199
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(j)	469,988	469,307
Series 2013-7, Class A2, 3.00%, 06/25/2043(j)	382,200	383,694
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(c)(j)	514,013	516,565
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	9,312,125	9,752,253
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	5,560,717	5,451,774
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	5,460,883	5,390,477
Star Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(j)	10,038,571	10,030,095
Series 2021-SFR1, Class B, 0.84% (1 mo. USD LIBOR + 0.75%), 04/17/2038(c)(g)	3,520,000	3,516,675
Series 2021-SFR1, Class C, 1.14% (1 mo. USD LIBOR + 1.05%), 04/17/2038(c)(g)	4,925,000	4,927,423
Series 2021-SFR1, Class D, 1.39% (1 mo. USD LIBOR + 1.30%), 04/17/2038(c)(g)	6,670,000	6,673,610
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(j)	2,603,956	2,619,850
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(j)	5,251,135	5,232,978
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 2.41%, 09/25/2034(j)	316,906	324,452
Series 2004-8, Class 3A, 2.61%, 07/25/2034(j)	851,434	874,914
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	121,510	120,334
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.13% (3 mo. USD LIBOR + 1.00%), 01/20/2029(c)(g)	16,923,000	16,991,047
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	14,519,267	14,549,908
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 1.09% (1 mo. USD LIBOR + 1.00%), 12/25/2033(g)	265,582	269,258
Series 2005-1, Class A3, 4.66%, 04/25/2045(j)	510,434	519,918
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.41% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(g)	9,701,000	9,715,668
	Principal Amount	Value

Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(j)	$1,448,088	$1,464,528
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	13,588,948	13,173,606
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	18,395,234
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	211,600	214,014
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	539,674
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.63%, 01/10/2045(c)(j)	4,500,000	4,467,375
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(k)	4,427,913	4,453,948
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(k)	3,561,752	3,583,224
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(j)	1,422,371	1,429,337
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(j)	4,471,515	4,434,244
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(j)	13,794,000	13,814,905
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(j)	7,889,365	7,878,138
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	5,293,809	5,283,937
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 2.81%, 11/25/2036(j)	231,971	219,676
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.59%, 08/25/2035(j)	130,312	132,067
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	10,828,125	11,331,026
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	5,128,750	5,487,811
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	5,763,884
Series 2012-C9, Class D, 4.97%, 10/15/2022(c)(j)	568,832	558,644
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,532,141
Series 2013-C16, Class B, 5.17%, 09/15/2046(j)	3,127,000	3,254,374
Series 2014-C23, Class B, 4.53%, 10/15/2057(j)	4,693,000	4,987,837
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	21,913,579	22,512,352
Total Asset-Backed Securities (Cost $1,349,293,051)		1,356,110,213
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–12.18%
Collateralized Mortgage Obligations–0.70%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(l)	$4,493	$693
6.00%, 07/25/2033(l)	3,498	598
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.25%, 03/25/2024(m)	22,821,362	508,896
Series K083, Class AM, 4.03%, 10/25/2028(j)	4,736,000	5,445,187
Series K085, Class AM, 4.06%, 10/25/2028(j)	4,736,000	5,454,916
Series K089, Class AM, 3.63%, 01/25/2029(j)	8,018,000	9,054,642
Series K088, Class AM, 3.76%, 01/25/2029(j)	18,944,000	21,507,415
		41,972,347
Federal Home Loan Mortgage Corp. (FHLMC)–0.36%
7.00%, 07/01/2022 to 10/01/2034	446,551	505,053
3.50%, 08/01/2026	253,489	268,262
6.00%, 03/01/2029 to 02/01/2034	127,570	142,590
7.50%, 05/01/2030 to 05/01/2035	362,162	405,409
8.50%, 08/01/2031	23,373	27,371
3.00%, 02/01/2032	1,479,929	1,565,406
6.50%, 07/01/2032 to 09/01/2036	84,909	96,802
8.00%, 08/01/2032	17,439	20,003
5.50%, 01/01/2034 to 07/01/2040	981,532	1,120,842
5.00%, 07/01/2034 to 06/01/2040	1,309,833	1,494,732
4.50%, 02/01/2040 to 10/01/2046	13,874,654	15,375,458
ARM, 2.41% (1 yr. USD LIBOR + 2.03%), 12/01/2036(g)	36,404	38,830
2.51% (1 yr. USD LIBOR + 2.16%), 02/01/2037(g)	10,871	11,638
2.13% (1 yr. USD LIBOR + 1.88%), 05/01/2037(g)	45,345	47,749
		21,120,145
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.52%
6.00%, 03/01/2022 to 10/01/2039	$10,161	$11,612
6.50%, 07/01/2028 to 01/01/2037	57,522	64,755
7.50%, 02/01/2030 to 08/01/2037	450,643	518,975
9.50%, 04/01/2030	2,803	3,057
3.50%, 12/01/2030 to 05/01/2047	36,666,937	39,176,314
7.00%, 03/01/2032 to 02/01/2034	210,376	228,776
8.50%, 10/01/2032	35,325	42,360
5.50%, 04/01/2033 to 06/01/2040	362,949	407,117
8.00%, 04/01/2033	34,614	41,284
5.00%, 12/01/2039	362,545	413,616
3.00%, 08/01/2043	2,447,181	2,593,167
4.00%, 12/01/2048	23,434,985	25,495,354
ARM, 2.30% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	80,563	85,812
2.01% (1 yr. USD LIBOR + 1.63%), 01/01/2037(g)	35,899	37,848
2.03% (1 yr. USD LIBOR + 1.69%), 03/01/2038(g)	22,650	23,771
TBA, 3.00%, 12/01/2051(n)	21,000,000	21,807,188
		90,951,006
Government National Mortgage Association (GNMA)–1.08%
7.50%, 06/15/2023 to 05/15/2032	5,398	5,604
9.00%, 09/15/2024	2,009	2,018
8.00%, 08/15/2025 to 09/15/2026	12,588	12,692
6.56%, 01/15/2027	66,074	73,248
7.00%, 10/15/2028 to 09/15/2032	105,881	115,447
6.00%, 11/15/2028 to 02/15/2033	40,045	45,224
6.50%, 01/15/2029 to 09/15/2034	63,613	70,521
5.50%, 06/15/2035	33,130	38,374
5.00%, 07/15/2035	2,597	2,937
4.00%, 03/20/2048	3,991,061	4,251,635
ARM, 2.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025 to 05/20/2025(g)	12,756	13,033
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	3,208	3,243
TBA, 2.00%, 12/01/2051(n)	59,000,000	59,769,766
		64,403,742
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Uniform Mortgage-Backed Securities–8.52%
TBA, 2.00%, 12/01/2036 to 12/01/2051(n)	$244,549,912	$248,890,832
2.50%, 12/01/2051(n)	253,500,000	259,896,915
		508,787,747
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $722,133,819)		727,234,987
U.S. Treasury Securities–8.78%
U.S. Treasury Bills–0.36%
0.04% - 0.05%, 02/17/2022(o)(p)	21,722,000	21,719,753
U.S. Treasury Bonds–4.35%
2.00%, 11/15/2041	180,649,700	185,222,395
2.00%, 08/15/2051	70,860,800	74,226,688
		259,449,083
U.S. Treasury Notes–4.07%
0.50%, 11/30/2023	4,409,000	4,404,608
0.75%, 11/15/2024	10,707,500	10,682,822
1.25%, 11/30/2026	136,033,600	136,655,316
1.50%, 11/30/2028	21,384,100	21,574,552
1.38%, 11/15/2031	70,315,000	69,897,505
		243,214,803
Total U.S. Treasury Securities (Cost $514,470,697)		524,383,639
	Shares
Preferred Stocks–2.15%
Asset Management & Custody Banks–0.07%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(b)(d)	3,970,000	4,190,454
Diversified Banks–1.45%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	1,559,800
Citigroup, Inc., 6.25%, Series T, Pfd.(b)(d)	6,669,000	7,503,559
Citigroup, Inc., 5.00%, Series U, Pfd.(b)(d)	17,572,000	17,967,370
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	9,183,000	9,183,000
JPMorgan Chase & Co., 3.60% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(g)	10,210,000	10,222,496
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	27,407	40,179,210
		86,615,435
Integrated Telecommunication Services–0.18%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	9,700,000	10,974,528
Investment Banking & Brokerage–0.32%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	4,592,000	4,551,820
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(b)(d)	7,805,000	7,738,657
Morgan Stanley, 6.88%, Series F, Pfd.(d)	249,737	6,835,302
		19,125,779
Multi-Utilities–0.08%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	4,568,000	4,764,310
	Shares		Value
Other Diversified Financial Services–0.04%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)		2,138,000	$2,235,493
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(d)		24,592	629,555
Total Preferred Stocks (Cost $121,572,434)			128,535,554
	Principal Amount
Agency Credit Risk Transfer Notes–0.56%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.94% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)		$9,200,290	9,479,872
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(g)		1,823,218	1,831,681
Series 2019-R06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 09/25/2039(c)(g)		1,936,577	1,941,510
Freddie Mac,
Series 2016-DNA4, Class M3, STACR®, 3.89% (1 mo. USD LIBOR + 3.80%), 03/25/2029(g)		2,366,041	2,449,359
Series 2017-HQA2, Class M2, STACR®, 2.74% (1 mo. USD LIBOR + 2.65%), 12/25/2029(g)		8,070,334	8,254,845
Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(g)		9,394,573	9,460,303
Total Agency Credit Risk Transfer Notes (Cost $33,224,895)			33,417,570
Non-U.S. Dollar Denominated Bonds & Notes–0.44%(q)
Brewers–0.02%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,453,767
Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(c)	CAD	3,598,000	2,901,696
Integrated Telecommunication Services–0.07%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	4,012,157
Movies & Entertainment–0.15%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	6,750,000	9,171,287
Sovereign Debt–0.10%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(c)	EUR	6,000,000	5,837,411
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	2,882,064
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $24,252,406)			26,258,382
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value

Municipal Obligations–0.24%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$5,145,000	$5,295,981
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	7,705,000	7,915,327
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057	533,000	843,836
Total Municipal Obligations (Cost $13,383,000)		14,055,144
Variable Rate Senior Loan Interests–0.19%(r)(s)
Diversified REITs–0.19%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $10,736,160)(h)	14,355,319	11,385,815
	Shares
Exchange-Traded Funds–0.09%
Invesco Total Return Bond ETF (Cost $ 5,786,000)(t)	100,000	5,645,000
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Drilling–0.00%
Vantage Drilling International(u)	95	546
Paper Packaging–0.00%
WestRock Co.	65	2,821
Specialty Chemicals–0.00%
Ingevity Corp.(u)	10	718
Total Common Stocks & Other Equity Interests (Cost $5,671)		4,085
Shares		Value
Money Market Funds–7.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(t)(v)	152,464,795	$152,464,795
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(t)(v)	132,562,756	132,602,525
Invesco Treasury Portfolio, Institutional Class, 0.01%(t)(v)	174,245,480	174,245,480
Total Money Market Funds (Cost $459,321,349)		459,312,800

Options Purchased–0.14%
(Cost $10,264,760)(w)		8,384,686
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-108.41% (Cost $6,435,665,894)		6,473,536,388
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.69%
Invesco Private Government Fund, 0.02%(t)(v)(x)	66,070,695	66,070,695
Invesco Private Prime Fund, 0.11%(t)(v)(x)	154,118,721	154,164,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $220,248,172)		220,235,650
TOTAL INVESTMENTS IN SECURITIES–112.10% (Cost $6,655,914,066)		6,693,772,038
OTHER ASSETS LESS LIABILITIES—(12.10)%		(722,728,562)
NET ASSETS–100.00%		$5,971,043,476
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $2,667,868,697, which represented 44.68% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Total Return Bond ETF	$5,743,000	$-	$-	$(98,000)	$-	$5,645,000	$29,121
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,277,408	90,765,230	(225,577,843)	-	-	152,464,795	14,354
Invesco Liquid Assets Portfolio, Institutional Class	209,407,403	64,832,307	(141,618,011)	(9,067)	(10,107)	132,602,525	4,406
Invesco Treasury Portfolio, Institutional Class	328,317,037	103,731,691	(257,803,248)	-	-	174,245,480	6,469
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,361,317	91,173,846	(64,464,468)	-	-	66,070,695	3,017*
Invesco Private Prime Fund	91,843,074	174,466,732	(112,128,371)	(12,522)	(3,958)	154,164,955	37,310*
Total	$961,949,239	$524,969,806	$(801,591,941)	$(119,589)	$(14,065)	$685,193,450	$94,677

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Alphabet, Inc.	Call	06/17/2022	6	USD	3,050.00	USD	1,830,000	$ 98,040
Amazon.com, Inc.	Call	09/16/2022	2	USD	3,900.00	USD	780,000	50,310
Apple, Inc.	Call	07/15/2022	40	USD	165.00	USD	660,000	64,300
Energy Select Sector SPDR Fund	Call	06/17/2022	6,750	USD	60.00	USD	40,500,000	1,873,125
Microsoft Corp.	Call	09/16/2022	55	USD	355.00	USD	1,952,500	122,925
Total Open Exchange-Traded Equity Options Purchased			6,853					$2,208,700

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	06/17/2022	159	USD	4,675.00	USD	74,332,500	$3,444,735

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Call	Goldman Sachs International	01/18/2022	JPY	114.00	USD	116,800,000	$ 853,925
Currency Risk
USD versus JPY	Put	Goldman Sachs International	01/18/2022	JPY	114.00	USD	116,800,000	1,877,326
Total Foreign Currency Options Purchased								$2,731,251

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Energy Select Sector SPDR Fund	Call	06/17/2022	5,745	USD	70.00	USD	40,215,000	$(534,285)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
USD versus JPY	Call	Goldman Sachs International	01/18/2022	JPY	119.00	USD	116,800,000	$(38,077)

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,206	March-2022	$701,262,409	$1,377,798	$1,377,798
U.S. Treasury 5 Year Notes	3,070	March-2022	372,693,205	2,199,427	2,199,427
U.S. Treasury Long Bonds	256	March-2022	41,504,000	816,000	816,000
Subtotal—Long Futures Contracts				4,393,225	4,393,225
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,975	March-2022	$(258,354,687)	$(3,733,984)	$(3,733,984)
U.S. Treasury 10 Year Ultra Notes	2,240	March-2022	(329,035,000)	(6,545,000)	(6,545,000)
U.S. Treasury Ultra Bonds	2	March-2022	(401,125)	(15,563)	(15,563)
Subtotal—Short Futures Contracts				(10,294,547)	(10,294,547)
Total Futures Contracts				$(5,901,322)	$(5,901,322)

(a)	Futures contracts collateralized by $2,494,900 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2022	Citibank, N.A.	EUR	400,000	USD	464,740	$9,999
02/17/2022	Goldman Sachs International	CAD	30,314,000	USD	24,354,072	613,553
02/17/2022	J.P. Morgan Chase Bank, N.A.	CAD	22,700,000	USD	18,236,945	459,359
02/17/2022	Morgan Stanley and Co. International PLC	EUR	28,300,000	USD	32,884,577	711,667
Subtotal—Appreciation						1,794,578
Currency Risk
01/20/2022	Goldman Sachs International	JPY	1,334,736,000	USD	11,700,000	(118,668)
Total Forward Foreign Currency Contracts						$1,675,910

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
JPY	—Japanese Yen
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,151,438,139	$27,370,374	$3,178,808,513
Asset-Backed Securities	—	1,356,110,213	—	1,356,110,213
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	727,234,987	—	727,234,987
U.S. Treasury Securities	—	524,383,639	—	524,383,639
Preferred Stocks	49,203,867	79,331,687	—	128,535,554
Agency Credit Risk Transfer Notes	—	33,417,570	—	33,417,570
Non-U.S. Dollar Denominated Bonds & Notes	—	26,258,382	—	26,258,382
Municipal Obligations	—	14,055,144	—	14,055,144
Variable Rate Senior Loan Interests	—	—	11,385,815	11,385,815
Exchange-Traded Funds	5,645,000	—	—	5,645,000
Common Stocks & Other Equity Interests	4,085	—	—	4,085
Money Market Funds	459,312,800	220,235,650	—	679,548,450
Options Purchased	5,653,435	2,731,251	—	8,384,686
Total Investments in Securities	519,819,187	6,135,196,662	38,756,189	6,693,772,038
Other Investments - Assets*
Investments Matured	—	24,788	—	24,788
Futures Contracts	4,393,225	—	—	4,393,225
Forward Foreign Currency Contracts	—	1,794,578	—	1,794,578
	4,393,225	1,819,366	—	6,212,591
Other Investments - Liabilities*
Futures Contracts	(10,294,547)	—	—	(10,294,547)
Forward Foreign Currency Contracts	—	(118,668)	—	(118,668)
Options Written	(534,285)	(38,077)	—	(572,362)
	(10,828,832)	(156,745)	—	(10,985,577)
Total Other Investments	(6,435,607)	1,662,621	—	(4,772,986)
Total Investments	$513,383,580	$6,136,859,283	$38,756,189	$6,688,999,052

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Core Plus Bond Fund